Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	$ 12,512,058	$ 29,283,942
Cash at banks and on hand	12,512,058	24,283,942
Short-term deposits	0	5,000,000
Cash and cash equivalents	12,512,058	29,283,942
USD – United States dollar
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	11,828,673	28,271,247
GBP – Sterling
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	165,863	194,644
EUR – EURO
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	3,686	4,599
AUD – Australian dollar
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	472,836	768,699
ZAR – South African Rand
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	590	1,932
TZS – Tanzania Shilling
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	39,125	42,821
CAD - Canadian dollar
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	$ 1,285	$ 0